Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Capital Lease Obligations
Schedule of future minimum capital lease payments

(Dollars in Millions)
2012	$95
2013	93
2014	89
2015	81
2016	75
Thereafter	363
Total minimum lease payments	796
Less: Amount representing interest	251
Present value of net minimum lease payments	$545

Schedule of assets held under capital leases

	2011	2010
	(Dollars in Millions)
Satellites under capital leases	$527	$554
Less: Accumulated amortization	(140)	(106)
Satellites, net under capital leases	$387	$448
Property and equipment under capital leases	$104	$93
Less: Accumulated amortization	(38)	(22)
Property and equipment, net under capital leases	$66	$71